Information about QVC's Operating Segments (Reconciliation of Adjusted OIBDA to Income before Income Taxes) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting [Abstract]
Adjusted OIBDA	$ 439	$ 434	$ 851	$ 838	$ 1,841	$ 1,828	$ 1,733
Stock based compensation	(10)	(9)	(18)	(19)	(38)	(34)	(22)
Depreciation and amortization	(145)	(140)	(289)	(274)	(558)	(526)	(574)
Equity in losses of investee	(2)	(2)	(3)	(1)	(4)	(4)	(2)
Gains on financial instruments	0	3	0	15	15	48	50
Interest expense, net	(60)	(50)	(122)	(113)	(214)	(233)	(229)
Foreign currency gain (loss)	1	0	0	(1)	1	2	(2)
Loss on extinguishment of debt	0	(16)	0	(57)	(57)	0	0
Income before income taxes	$ 223	$ 220	$ 419	$ 388	$ 986	$ 1,081	$ 954